Other Financial Statement Information (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information:
Cash paid for interest			$ 640	$ 363
Cash paid for taxes			5	11
Non-Cash Investing and Financing Activities
Noncash preferred stock dividends		$ 246	246	463
Issuance of notes in exchange for accounts payable				288
Issuance of stock upon conversion of preferred stock	125	2,246	2,246	307
Issuance of warrants with term loan extensions	$ 809	$ 2,218	2,218	361
Issuance of stock in exchange for accounts payable				$ 86